The Merger Fund®

(the “Fund”)

Supplement dated February 11, 2022, to the Fund’s Summary Prospectus and Statutory Prospectus,

each dated October 1, 2021, as supplemented and amended

Important Notice to Investors

The Shareholder Fees table showing the fees paid directly from the investment of a typical investor is hereby replaced in its entirety with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None

The Example table showing the cost of ownership of the Fund is hereby replaced in its entirety with the following:

	Share Status	1 year	3 years	5 years	10 years
Class A Shares	Sold or Held	$697	$1,017	$1,370	$2,360
Class I Shares	Sold or Held	$126	$403	$711	$1,585

Investors should retain this supplement with the Prospectuses for future reference.

TMF 7089 Class A Shares Shareholder Fees and Example Corrections (2/2022)

Virtus Westchester Credit Event Fund (the “Fund”),

a series of Virtus Event Opportunities Trust

Supplement dated February 11, 2022, to the Fund’s Summary Prospectus and the Virtus Event Opportunities Trust Statutory Prospectus,
each dated October 1, 2021, as supplemented and amended

Important Notice to Investors

The Shareholder Fees table showing the fees paid directly from the investment of a typical investor is hereby replaced in its entirety with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None

The Example table showing the cost of ownership of the Fund is hereby replaced in its entirety with the following:

	Share Status	1 year	3 years	5 years	10 years
Class A Shares	Sold or Held	$801	$1,351	$1,954	$3,574
Class I Shares	Sold or Held	$241	$778	$1,378	$3,000

Investors should retain this supplement with the Prospectuses for future reference.

VEOT 7089 VCEF Class A Shares Shareholder Fees and Example Corrections (2/2022)

Virtus Westchester Event-Driven Fund (the “Fund”),

a series of Virtus Event Opportunities Trust

Supplement dated February 11, 2022, to the Fund’s Summary Prospectus and the Virtus Event Opportunities Trust Statutory Prospectus,
each dated October 1, 2021, as supplemented and amended

Important Notice to Investors

The Shareholder Fees table showing the fees paid directly from the investment of a typical investor is hereby replaced in its entirety with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None

The Example table showing the cost of ownership of the Fund is hereby replaced in its entirety with the following:

	Share Status	1 year	3 years	5 years	10 years
Class A Shares	Sold or Held	$743	$1,150	$1,586	$2,792
Class I Shares	Sold or Held	$179	$555	$957	$2,082

Investors should retain this supplement with the Prospectuses for future reference.

VEOT 7089 VEDF Class A Shares Shareholder Fees and Example Corrections (2/2022)